Accounts Payable	12 Months Ended
Dec. 31, 2022
Accounts Payable
Accounts Payable

12. Accounts Payable

	December 31,
	2022	2021

	(in US$’000)
Accounts payable—third parties	68,193	39,115
Accounts payable—non-controlling shareholders of subsidiaries (Note 23(iv))	2,922	2,062
	71,115	41,177

Substantially all accounts payable are denominated in RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.

An aging analysis based on the relevant invoice dates is as follows:

	December 31,
	2022	2021

	(in US$’000)
Not later than 3 months	60,553	35,615
Between 3 months to 6 months	7,216	3,705
Between 6 months to 1 year	2,137	588
Later than 1 year	1,209	1,269
	71,115	41,177